S-K 1602(c) Dilution	Mar. 23, 2026 USD ($) $ / shares shares
No Redemption [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value (in Dollars) | $	$ 77,314,181
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,687,500
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 5.65
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ (4.35)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 77,314,181
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	13,678,500
Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value (in Dollars) | $	$ 55,045,476
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,531,250
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 4.77
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ (5.23)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 55,045,476
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	11,531,250
Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value (in Dollars) | $	$ 32,776,771
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	9,375,000
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 3.5
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ (6.5)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 32,776,771
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	9,375,000
Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value (in Dollars) | $	$ 10,508,066
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,218,750
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 1.46
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ (8.54)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 10,508,066
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	7,218,750
Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value (in Dollars) | $	$ (11,760,639)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,062,500
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (2.32)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ (12.32)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (11,760,639)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,062,500
SPAC’s net tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (4,260,639)
SPAC’s net tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(4,260,639)
SPAC’s net tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(4,260,639)
SPAC’s net tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(4,260,639)
SPAC’s net tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(4,260,639)
Transaction costs attributed to SPAC [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(7,500,000)
Funds released from Trust Account [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	89,074,820
Funds released from Trust Account [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	66,806,115
Funds released from Trust Account [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	44,537,410
Funds released from Trust Account [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	22,268,705
Funds released from Trust Account [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Public Shares [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	8,625,000
Public Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	664,850
Public Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	4,312,500
Public Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,156,250
Public Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction
Public Rights [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Public Rights [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Public Rights [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Public Rights [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Public Rights [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Founder Shares [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	990,000
Founder Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	990,000
Founder Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	990,000
Founder Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	990,000
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	990,000
Retained shares [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,028,750
Retained shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,028,750
Retained shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,028,750
Retained shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,028,750
Retained shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,028,750
Private Placement Units [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	318,750
Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	318,750
Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	318,750
Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	318,750
Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	318,750